UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder High Income Plus Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                                    Principal
                                                                                                    Amount (a)     Value ($)
                                                                                                    ----------     ---------


Corporate Bonds 73.5%
Consumer Discretionary 17.5%
Adesa, Inc., 7.625%, 6/15/2012                                                                       605,000           616,344
Advantica Restaurant Co.:
11.25%, 1/15/2008                                                                                    655,000           675,469
12.75%, 9/30/2007                                                                                    509,000           547,175
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014                                                        905,000           834,862
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                             825,000           799,219
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                              755,000           690,825
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                                 775,000           747,875
Boca Resorts, Inc., 9.875%, 4/15/2009                                                                728,000           767,130
Cablevision Systems New York Group:
144A, 5.67%**, 4/1/2009                                                                              250,000           253,750
"A," 144A, 8.0%**, 4/15/2012                                                                         260,000           255,450
Carrols Corp., 9.5%, 12/1/2008                                                                       507,000           522,210
Charter Communications Holdings LLC:
9.625%, 11/15/2009                                                                                 1,160,000           881,600
10.25%, 9/15/2010                                                                                  2,215,000         2,231,612
Step-up Coupon, 0% to 5/15/2006, 11.75 to 5/15/2011                                                1,750,000         1,032,500
Step-up Coupon, 0% to 1/15/2007, 12.125% to 1/15/2012                                                325,000           176,313
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009                                              925,000           994,375
Circus & Eldorado, 10.125%, 3/1/2012                                                                 685,000           690,994
CSC Holdings, Inc., 7.875%, 12/15/2007                                                               845,000           887,250
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                                  3,980,000         4,716,300
DIMON, Inc.:
7.75%, 6/1/2013                                                                                       75,000            70,500
Series B, 9.625%, 10/15/2011                                                                          83,000            86,320
EchoStar DBS Corp., 6.375%, 10/1/2011                                                                580,000           575,650
EPL Intermediate, Inc., 144A, Step-up Coupon, 0% to 3/15/2009, 12.50% to 3/15/2010                   550,000           316,250
Foot Locker, Inc., 8.5%, 1/15/2022                                                                   260,000           271,700
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                                           60,000            57,900
General Motors Corp., 8.25%, 7/15/2023                                                             1,064,000         1,105,532
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008                                        760,000           608,950
Jacobs Entertainment Co., 11.875%, 2/1/2009                                                        1,100,000         1,237,500
Kellwood Co., 7.625%, 10/15/2017                                                                     556,000           595,712
LCE Acquisition Corp., 144A, 9.0%, 8/1/2014                                                          315,000           310,275
Levi Strauss & Co., 12.25%, 12/15/2012                                                             1,040,000         1,055,600
Lin Television Corp., 6.5%, 5/15/2013                                                                172,000           166,840
Mediacom LLC, 9.5%, 1/15/2013                                                                      1,192,000         1,102,600
MGM MIRAGE, 8.375%, 2/1/2011                                                                         525,000           561,750
NCL Corp., 144A, 10.625%, 7/15/2014                                                                  745,000           757,106
Park Place Entertainment Corp., 9.375%, 2/15/2007                                                    190,000           208,288
Paxson Communications Corp., 10.75%, 7/15/2008                                                       415,000           423,300
PEI Holding, Inc., 11.0%, 3/15/2010                                                                  635,000           736,600
Petro Stopping Centers, 9.0%, 2/15/2012                                                            1,530,000         1,552,950
Premier Entertainment Biloxi LLC\Finance, 144A, 10.75%, 2/1/2012                                     422,000           445,210
PRIMEDIA, Inc.:
144A, 7.09%**, 5/15/2010                                                                           1,040,000         1,056,900
8.875%, 5/15/2011                                                                                    683,000           671,047
Remington Arms Co., Inc., 10.5%, 2/1/2011                                                            685,000           671,300
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                        725,000           744,938
Rent-Way, Inc., 11.875%, 6/15/2010                                                                   195,000           214,500
Restaurant Co., 11.25%, 5/15/2008                                                                    877,293           886,066
Sbarro, Inc., 11.0%, 9/15/2009                                                                       625,000           553,125
Schuler Homes, Inc., 10.5%, 7/15/2011                                                              1,165,000         1,333,925
Scientific Games Corp., 12.5%, 8/15/2010                                                             343,000           396,165
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                                    1,569,000         1,619,992
8.75%, 12/15/2011                                                                                    805,000           865,375
Sonic Automotive, Inc., 8.625%, 8/15/2013                                                            535,000           549,713
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                                 1,190,000         1,130,500
7.875%, 4/15/2013                                                                                    522,000           533,745
Trump Holdings & Funding, 12.625%, 3/15/2010                                                         870,000           889,575
TRW Automotive, Inc.:
11.0%, 2/15/2013                                                                                     355,000           426,000
11.75%, 2/15/2013                                                                                    260,000           378,763
United Auto Group, Inc., 9.625%, 3/15/2012                                                           775,000           848,625
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                                         385,000           438,900
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011                                                     565,000           584,775
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                                    450,000           477,000
Williams Scotsman, Inc., 9.875%, 6/1/2007                                                            760,000           752,400
Worldspan LP\WS Finance Corp., 9.625%, 6/15/2011                                                     440,000           442,200
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005, 14% to 12/31/2009                        799,912           760,916
Young Broadcasting, Inc., 8.75%, 1/15/2014                                                         1,092,000         1,037,400
                                                                                                                   -----------
                                                                                                                    48,831,631

Consumer Staples 2.6%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                             366,000           384,300
Duane Reade, Inc., 144A, 9.75%, 8/1/2011                                                             700,000           698,250
Gold Kist, Inc., 144A, 10.25%, 3/15/2014                                                             615,000           664,200
North Atlantic Trading Co., 144A, 9.25%, 3/1/2012                                                    819,000           802,620
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013                                                 430,000           412,800
Prestige Brands, Inc., 144A, 9.25%, 4/15/2012                                                        135,000           137,025
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                                      315,000           311,850
Revlon, Inc., 7.58%, 7/9/2010                                                                        150,000           153,023
Rite Aid Corp.:
144A, 6.125%, 12/15/2008                                                                             215,000           203,175
6.875%, 8/15/2013                                                                                    740,000           677,100
11.25%, 7/1/2008                                                                                   1,115,000         1,232,075
Standard Commercial Corp., 144A, 8.0%, 4/15/2012                                                     340,000           341,700
Stater Brothers Holdings, Inc., 144A, 5.06%**, 6/15/2010                                             155,000           158,100
Swift & Co., 12.5%, 1/1/2010                                                                         100,000           106,750
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                                  171,000           188,955
Wornick Co., 144A, 10.875%, 7/15/2011                                                                765,000           795,600
                                                                                                                   -----------
                                                                                                                     7,267,523

Energy 6.2%
Avista Corp., 9.75%, 6/1/2008                                                                      1,225,000         1,439,375
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                                    435,000           428,475
144A, 7.0%, 8/15/2014                                                                                155,000           156,550
9.0%, 8/15/2012                                                                                      245,000           278,381
Citgo Petroleum Corp., 11.375%, 2/1/2011                                                           2,320,000         2,691,200
Continental Resources, Inc., 10.25%, 8/1/2008                                                      1,286,000         1,331,010
Edison Mission Energy, 7.73%, 6/15/2009                                                            1,510,000         1,559,075
El Paso Production Holding Corp., 7.75%, 6/1/2013                                                  1,835,000         1,747,837
FirstEnergy Corp.:
Series B, 6.45%, 11/15/2011                                                                          845,000           893,784
Series C, 7.375%, 11/15/2031                                                                         240,000           259,344
Mission Resources Corp., 144A, 9.875%, 4/1/2011                                                      490,000           519,400
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                              1,055,000         1,076,100
ON Semiconductor Corp., 12.0%, 5/15/2008                                                             995,000         1,121,862
Southern Natural Gas, 8.875%, 3/15/2010                                                              830,000           915,075
Stone Energy Corp., 8.25%, 12/15/2011                                                              1,045,000         1,099,863
Williams Cos., Inc.:
144A, 6.75%, 4/15/2009                                                                               580,000           582,900
8.125%, 3/15/2012                                                                                    130,000           142,025
8.75%, 3/15/2032                                                                                   1,025,000         1,080,094
                                                                                                                   -----------
                                                                                                                    17,322,350

Financials 6.4%
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                                           1,665,000         1,650,431
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                                                  430,000           420,325
144A, 8.5%, 1/31/2012                                                                                583,000           569,882
AmeriCredit Corp., 9.25%, 5/1/2009                                                                 1,452,000         1,524,600
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                                394,000           245,509
BF Saul REIT, 7.5%, 3/1/2014                                                                       1,266,000         1,259,670
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012                                          630,000           630,000
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011                                                      400,000           418,500
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012                                                                              262,278           262,278
144A, 16.0%, 5/15/2012                                                                               264,813           297,915
Dollar Financial Group, Inc., 9.75%, 11/15/2011                                                      384,000           410,880
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                                     1,090,000         1,095,450
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                                   985,000         1,127,528
FINOVA Group, Inc., 7.5%, 11/15/2009                                                               2,295,346         1,296,870
Global eXchange Services, LIBOR plus 9.0%, 12.0%**, 7/15/2008                                        330,000           273,900
iStar Financial, Inc., 6.0%, 12/15/2010                                                              730,000           738,931
Poster Financial Group, 144A, 8.75%, 12/1/2011                                                       610,000           619,150
PXRE Capital Trust I, 8.85%, 2/1/2027                                                                345,000           341,550
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                      1,466,000         1,084,840
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                                     803,000           939,510
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                                            390,000           397,800
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                                  625,000           515,625
UAP Holdings Corp., 144A, Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012                       545,000           427,825
UGS Corp., 144A, 10.0%, 6/1/2012                                                                     105,000           111,300
Universal City Development, 11.75%, 4/1/2010                                                       1,111,000         1,288,760
                                                                                                                   -----------
                                                                                                                    17,949,029

Health Care 2.3%
aaiPharma, Inc., 11.0%, 4/1/2010                                                                     770,000           639,100
AmeriPath, Inc., 10.5%, 4/1/2013                                                                     505,000           512,575
AmerisourceBergen Corp., 7.25%, 11/15/2012                                                           245,000           255,413
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011                                               495,000           447,975
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009                                                    795,000           798,975
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                                           330,000           355,575
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                        485,000           436,500
Tenet Healthcare Corp., 6.375%, 12/1/2011                                                          3,335,000         2,976,487
                                                                                                                   -----------
                                                                                                                     6,422,600

Industrials 12.7%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                                   530,000           569,750
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                                               555,000           574,425
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                                         1,507,000         1,420,347
Series B, 8.875%, 4/1/2008                                                                            77,000            83,930
American Commercial Lines LLC, 3.0%, 6/30/2006                                                       900,000           869,850
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                            345,000           401,925
Amsted Industries, Inc., 144A, 10.25%, 10/15/2011                                                    245,000           264,600
Argo-Tech Corp., 144A, 9.25%, 6/1/2011                                                               215,000           225,750
Avondale Mills, Inc., 10.25%, 7/1/2013                                                             1,035,000           527,850
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                                      662,000           605,730
9.25%, 5/1/2021                                                                                      459,000           507,195
Cenveo Corp., 7.875%, 12/1/2013                                                                      745,000           679,812
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                                         490,000           504,700
Collins & Aikman Floor Covering, Series B, 9.75%, 2/15/2010                                        1,340,000         1,386,900
Collins & Aikman Products Co., 10.75%, 12/31/2011                                                  1,350,000         1,377,000
Congoleum Corp., 8.625%, 8/1/2008 *                                                                  580,000           472,700
Continental Airlines, Inc., 8.0%, 12/15/2005 (c)                                                     805,000           704,375
Cornell Cos., Inc., 144A, 10.75%, 7/1/2012                                                           805,000           796,950
Corrections Corp. of America, 9.875%, 5/1/2009                                                       851,000           945,674
Dana Corp.:
7.0%, 3/1/2029                                                                                     1,078,000         1,067,220
9.0%, 8/15/2011                                                                                      605,000           713,900
Delta Air Lines, Inc.:
7.7%, 12/15/2005                                                                                     210,000           119,700
7.9%, 12/15/2009                                                                                     555,000           216,450
Erico International Corp., 144A, 8.875%, 3/1/2012                                                    425,000           435,625
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (c)                                         350,000           191,625
Geo Sub Corp., 144A, 11.0%, 5/15/2012                                                                520,000           522,600
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019                                           553,000           545,684
Hercules, Inc.:
144A, 6.75%, 10/15/2029                                                                              455,000           445,900
11.125%, 11/15/2007                                                                                  895,000         1,047,150
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                                  875,000           958,125
Interface, Inc., 144A, "A", 9.5%, 2/1/2014                                                           585,000           587,925
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                         918,000         1,023,570
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009                                                    184,000           202,400
J Crew Operating Corp., 10.375%, 10/15/2007                                                           30,000            30,600
Joy Global, Inc., 8.75%, 3/15/2012                                                                    65,000            73,125
Kansas City Southern:
7.5%, 6/15/2009                                                                                      935,000           940,844
9.5%, 10/1/2008                                                                                    1,215,000         1,330,425
Laidlaw International, Inc., 10.75%, 6/15/2011                                                       835,000           924,762
Meritage Corp., 7.0%, 5/1/2014                                                                       705,000           676,800
Millennium America, Inc.:
7.625%, 11/15/2026                                                                                 1,647,000         1,441,125
9.25%, 6/15/2008                                                                                     380,000           410,400
144A, 9.25%, 6/15/2008                                                                               901,000           973,080
Motors and Gears, Inc., 10.75%, 11/15/2006                                                         1,090,000           970,100
Samsonite Corp., 144A, 8.875%, 6/1/2011                                                              485,000           493,488
Sea Containers Ltd., 10.5%, 5/15/2012                                                                660,000           658,350
Ship Finance International Ltd., 144A, 8.5%, 12/15/2013                                            1,349,000         1,295,040
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                                      640,000           595,200
10.375%, 7/1/2012                                                                                    691,000           730,732
Tenneco Automotive, Inc., 11.625%, 10/15/2009                                                        275,000           294,938
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009                                               503,000           578,450
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                                           670,000           670,000
United Rentals North America, Inc., 6.5%, 2/15/2012                                                1,087,000         1,048,955
Westlake Chemical Corp., 8.75%, 7/15/2011                                                            335,000           367,663
                                                                                                                   -----------
                                                                                                                    35,501,414

Information Technology 0.9%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                           640,000           669,600
Itron, Inc., 144A, 7.75%, 5/15/2012                                                                  335,000           335,838
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                                   1,256,000           957,700
7.25%, 7/15/2006                                                                                     415,000           428,487
                                                                                                                   -----------
                                                                                                                     2,391,625

Materials 10.5%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                                899,000           674,250
ARCO Chemical Co., 9.8%, 2/1/2020                                                                  3,390,000         3,373,050
Associated Materials, Inc., 144A, Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014               1,980,000         1,386,000
Caraustar Industries, Inc., 9.875%, 4/1/2011                                                         947,000           980,145
Constar International, Inc., 11.0%, 12/1/2012                                                        450,000           437,063
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                                    614,000           629,350
13.0%, 6/15/2009 (c)                                                                                 980,000           891,800
Equistar Chemicals LP:
8.75%, 2/15/2009                                                                                      15,000            15,488
10.625%, 5/1/2011                                                                                    265,000           294,150
Euramax International, Inc., 8.5%, 8/15/2011                                                         284,000           293,940
GEO Specialty Chemicals, Inc.:
7.11%, 12/31/2007 *                                                                                  500,000           482,500
10.125%, 8/1/2008 *                                                                                1,040,000           447,200
Georgia-Pacific Corp.:
7.375%, 12/1/2025                                                                                    622,000           608,005
8.0%, 1/15/2024                                                                                    1,802,000         1,878,585
9.375%, 2/1/2013                                                                                   1,298,000         1,505,680
Hexcel Corp., 9.75%, 1/15/2009                                                                       540,000           567,000
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010                                              870,000           987,450
Huntsman International LLC:
10.125%, 7/1/2009                                                                                    660,000           790,634
11.625%, 10/15/2010                                                                                1,050,000         1,168,125
IMC Global, Inc., 10.875%, 8/1/2013                                                                  715,000           872,300
International Steel Group, Inc., 144A, 6.5%, 4/15/2014                                             1,520,000         1,440,200
ISPAT Inland ULC, 144A, 9.75%, 4/1/2014                                                            1,060,000         1,094,450
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                                      490,000           482,650
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                               903,000           966,210
144A, 13.0%, 9/30/2013                                                                               714,823           721,971
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                             311,000           342,100
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                                   1,365,000         1,429,837
Oxford Automotive Inc, 144A, 12.0%, 10/15/2010                                                       805,000           619,850
Pliant Corp.:
11.125%, 9/1/2009                                                                                    730,000           788,400
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009                                                180,000           159,300
13.0%, 6/1/2010                                                                                      155,000           141,438
Portola Packaging, Inc., 144A, 8.25%, 2/1/2012                                                       140,000           120,400
TriMas Corp., 9.875%, 6/15/2012                                                                    1,673,000         1,748,285
United States Steel LLC, 9.75%, 5/15/2010                                                            772,000           858,850
                                                                                                                   -----------
                                                                                                                    29,196,656

Telecommunication Services 9.2%
American Cellular Corp., Series B, 10.0%, 8/1/2011                                                 2,345,000         2,040,150
American Tower Corp.:
144A, 7.5%, 5/1/2012                                                                                 569,000           559,042
9.375%, 2/1/2009                                                                                     976,000         1,041,880
Cincinnati Bell, Inc.:
7.2%, 11/29/2023                                                                                     302,000           282,370
8.375%, 1/15/2014 (c)                                                                              2,604,000         2,291,520
Crown Castle International Corp.:
7.5%, 12/1/2013                                                                                       70,000            69,825
9.375%, 8/1/2011                                                                                     220,000           248,050
Dobson Communications Corp., 8.875%, 10/1/2013                                                     1,535,000         1,158,925
GCI, Inc., 144A, 7.25%, 2/15/2014                                                                    530,000           508,800
Insight Midwest LP, 9.75%, 10/1/2009                                                                 448,000           463,680
LCI International, Inc., 7.25%, 6/15/2007                                                          1,188,000         1,069,200
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011                                                    245,000           209,475
MCI, Inc.:
6.688%, 5/1/2009 (c)                                                                               1,015,000           935,069
7.735%, 5/1/2014                                                                                   1,820,000         1,640,275
Nextel Communications, Inc., 5.95%, 3/15/2014                                                        535,000           506,913
Nextel Partners, Inc., 8.125%, 7/1/2011                                                              730,000           751,900
Northern Telecom Capital, 7.875%, 6/15/2026                                                        1,319,000         1,220,075
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                              1,080,000         1,080,000
Qwest Corp., 7.25%, 9/15/2025                                                                      2,755,000         2,403,737
Qwest Services Corp.:
6.95%, 6/30/2010                                                                                     850,000           840,544
144A, 13.5%, 12/15/2010                                                                            1,620,000         1,897,425
144A, 14.0%, 12/15/2014                                                                            1,062,000         1,274,400
Rural Cellular Corp., 9.875%, 2/1/2010                                                               655,000           653,362
SBA Telecom, Inc., Step-up coupon, 0% to 12/15/2007, 9.75% to 12/15/2011                             730,000           552,975
Triton PCS, Inc., 8.5%, 6/1/2013                                                                     286,000           265,980
Ubiquitel Operating Co.:
9.875%, 3/1/2011                                                                                      75,000            75,375
144A, 9.875%, 3/1/2011                                                                               939,000           931,957
US Unwired, Inc., 144A, 10.0%, 6/15/2012                                                             565,000           574,888
Western Wireless Corp., 9.25%, 7/15/2013                                                             105,000           107,363
                                                                                                                   -----------
                                                                                                                    25,655,155

Utilities 5.2%
AES Corp., 144A, 8.75%, 5/15/2013                                                                    390,000           426,075
Calpine Corp.:
7.75%, 4/15/2009                                                                                     435,000           265,350
144A, 8.5%, 7/15/2010                                                                              1,665,000         1,340,325
8.625%, 8/15/2010                                                                                    310,000           192,200
CMS Energy Corp.:
7.5%, 1/15/2009 (c)                                                                                1,197,000         1,220,940
144A, 7.75%, 8/1/2010                                                                                511,000           522,498
8.5%, 4/15/2011                                                                                    1,294,000         1,358,700
DPL, Inc., 6.875%, 9/1/2011 (c)                                                                    1,640,000         1,668,700
Illinova Corp., 11.5%, 12/15/2010                                                                  1,615,000         1,921,850
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                           3,020,000         3,087,950
PG&E Corp., 144A, 6.875%, 7/15/2008                                                                  896,000           950,880
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                                  1,355,000         1,463,400
                                                                                                                   -----------
                                                                                                                    14,418,868

Total Corporate Bonds (Cost $204,389,572)                                                                          204,956,851

Foreign Bonds - US$ Denominated 18.5%
Abitibi-Consolidated, Inc., 144A, 5.02%**, 6/15/2011                                                 200,000           203,500
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                              480,000           388,800
Antenna TV SA, 9.0%, 8/1/2007                                                                        518,000           523,180
Aries Vermogensverwaltung GmbH, 144A, 9.6%, 10/25/2014                                             1,000,000         1,057,500
Avecia Group PLC, 11.0%, 7/1/2009                                                                  1,640,000         1,254,600
Axtel SA, 144A, 11.0%, 12/15/2013                                                                    977,000           952,575
BCP Caylux Holdings Luxembourg SCA, 144A, 9.625%, 6/15/2014                                          890,000           927,825
Biovail Corp., 7.875%, 4/1/2010 (c)                                                                1,250,000         1,256,250
Calpine Canada Energy Finance, 8.5%, 5/1/2008                                                        525,000           326,813
Cascades, Inc., 7.25%, 2/15/2013                                                                   1,013,000         1,033,260
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                                  1,070,000           952,300
Conproca SA de CV, 144A, 12.0%, 6/16/2010                                                            690,000           862,500
Corp Durango SA:
13.125%, 8/1/2006 *                                                                                  225,000           119,813
144A, 13.75%, 7/15/2009 *                                                                          1,005,000           535,162
CP Ships Ltd., 10.375%, 7/15/2012                                                                    753,000           865,950
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                            425,000           487,688
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009                                                   300,000           306,180
Eircom Funding, 8.25%, 8/15/2013                                                                     635,000           666,750
Empresa Brasileira de Telecom SA, 144A, 11.0%, 12/15/2008                                            635,000           698,500
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                             4,405,000         4,471,075
Federative Republic of Brazil, 8.875%, 4/15/2024                                                     327,000           277,133
Flextronics International Ltd., 6.5%, 5/15/2013                                                      410,000           402,825
Gaz Capital SA, 144A, 8.625%, 4/28/2034                                                              590,000           582,625
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                                  625,000           653,906
Government of Uruguay:
7.5%, 3/15/2015                                                                                      205,000           165,538
7.875%, 1/15/2033                                                                                    209,100           148,461
Grupo Iusacell SA de CV, Series B, 10.0%, 12/29/2049 *                                               148,000            76,960
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                                      1,002,000           959,415
Innova S. de R.L., 9.375%, 9/19/2013                                                               1,050,000         1,107,750
INTELSAT, 6.5%, 11/1/2013                                                                            465,000           414,946
Jefra Cosmetics International, Inc., 10.75%, 5/15/2011                                               853,000           959,625
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                                      925,000           948,125
LeGrand SA, 8.5%, 2/15/2025                                                                          879,000           927,345
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                                              710,000           717,054
Luscar Coal Ltd., 9.75%, 10/15/2011                                                                  750,000           843,750
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                                           780,000           780,000
Mizuho Financial Group, 8.375%, 12/29/2049                                                           545,000           571,051
Mobifon Holdings BV, 12.5% , 7/31/2010                                                             1,081,000         1,240,447
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                               580,000           551,000
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                                     1,064,000         1,021,440
Nortel Networks Corp., 6.875%, 9/1/2023 (c)                                                          660,000           582,450
Nortel Networks Ltd., 6.125%, 2/15/2006                                                            2,495,000         2,491,881
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                       2,399,063         2,543,007
Republic of Argentina:
11.375%, 3/15/2010 *                                                                                 645,000           199,950
Series BGL5, 11.375%, 1/30/2017 *                                                                    285,000            91,342
11.71%, 4/7/2009 *                                                                                   155,000            48,050
11.75%, 12/31/2049 *                                                                                 285,000            89,775
Series 2031, 12.0%, 6/19/2031 *                                                                      212,000            58,830
12.375%, 2/21/2012 *                                                                                 415,000           134,875
Republic of Turkey:
11.0%, 1/14/2013                                                                                     255,000           293,887
11.5%, 1/23/2012                                                                                     115,000           134,838
Republic of Venezuela:
5.375%, 8/7/2010                                                                                     305,000           251,625
9.25%, 9/15/2027                                                                                      35,000            31,045
Rhodia SA:
144A, 7.625%, 6/1/2010                                                                               975,000           897,000
144A, 10.25%, 6/1/2010                                                                               415,000           423,300
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                               277,000           258,303
Shaw Communications, Inc.:
Series B, 7.2%, 12/15/2011                                                                           205,000           213,805
Series B, 7.25%, 4/6/2011                                                                            850,000           886,479
8.25%, 4/11/2010                                                                                     834,000           911,595
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                                          450,000           434,250
Stena AB, 9.625% , 12/1/2012                                                                         180,000           196,200
Supercanal Holding SA, 11.5%, 5/15/2005 *                                                          1,105,000            33,150
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014               2,495,000         1,615,512
Tembec Industries, Inc., 8.5%, 2/1/2011                                                            2,350,000         2,432,250
TFM SA de CV:
10.25%, 6/15/2007                                                                                  1,570,000         1,577,850
11.75%, 6/15/2009                                                                                  1,103,000         1,097,485
12.5%, 6/15/2012                                                                                     802,000           860,145
United Mexican States, 6.625%, 3/3/2015                                                              160,000           162,560
Vicap SA, 11.375%, 5/15/2007                                                                         368,000           368,000
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                               240,000           228,000
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                                                    795,000           733,387
                                                                                                                   -----------
Total Foreign Bonds - US$ Denominated (Cost $51,819,959)                                                            51,520,443

Foreign Bonds - Non US$ Denominated 1.4%
Cablecom Luxembourg SCA, 144A, 9.375%, 4/15/2014                                          EUR        460,000          546,894
Ispat Europe Group SA, 11.875%, 2/1/2011                                                  EUR      1,630,000        2,139,059
Republic of Argentina:
8.0%, 2/26/2008 *                                                                         EUR        525,000          162,759
Series FEB, 8.0%, 2/26/2008 *                                                             EUR        345,000          107,994
10.25%, 2/6/2049 *                                                                        EUR      1,411,677          468,237
10.5%, 11/29/2049 *                                                                       EUR        906,009          283,605
11.25%, 4/10/2006 *                                                                       EUR        423,861          133,956
12.0%, 9/19/2016 *                                                                        EUR         40,903           13,050
                                                                                                                  -----------
Total Foreign Bonds - Non US$ Denominated (Cost $2,957,535)                                                         3,855,554

Asset Backed 0.1%
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010
(Cost $262,348)                                                                                      286,719          269,516

Convertible Bonds 0.4%
DIMON, Inc., 6.25%, 3/31/2007                                                                        977,000          903,725
HIH Capital Ltd.:
Series DOM, 144A, 7.5%, 9/25/2006                                                                    175,000          157,500
Series EURO, 144A, 7.5%, 9/25/2006                                                                    75,000           66,000
                                                                                                                  -----------
Total Convertible Bonds (Cost $1,110,398)                                                                         1,127,225

                                                                                                  Shares                Value ($)
                                                                                                  ------                ---------

Warrants 0.0%
Dayton Superior Corp., 144A, 10.0%, 9/30/2029*                                                    1,479                       15
SW Acquisition LP, 144A*                                                                          2,078                   62,340
TravelCenters of America, Inc.*                                                                   4,827                   24,135
                                                                                                                     -----------
Total Warrants (Cost $65,874)                                                                                             86,490

Preferred Stocks 0.5%
Paxson Communications Corp., 14.25% (PIK)                                                           113                  977,450
TNP Enterprises, Inc., 14.50% Series D (PIK)                                                      3,615                  431,981
                                                                                                                     -----------
Total Preferred Stocks (Cost $1,377,946)                                                                               1,409,431

Convertible Preferred Stocks 0.4%
Hercules Trust II, 6.50%
(Cost $1,084,272)                                                                                 1,618                1,197,320

Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 1.29% (d) (e)
(Cost $6,319,960)                                                                             6,319,960                6,319,960

Cash Equivalents 2.6%
Scudder Cash Management QP Trust, 1.38% (b)
(Cost $7,059,617)                                                                             7,059,617                7,059,617


                                                                                                  % of
                                                                                                Net Assets          Value ($)
                                                                                                ----------          ---------

Total Investment Portfolio  (Cost $276,447,481)                                                    99.7              277,802,407
Other Assets and Liabilities, Net                                                                   0.3                  946,069
                                                                                                                     -----------
Net Assets                                                                                        100.0              278,748,476
                                                                                                                  ==============



* Non-income producing security. In the case of a bond, generally, denotes that the issuer has defaulted on the payment of principal or interest.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US
      Treasury bill rate. These securities are shown at their current rate as of July 31, 2004.

(a)   Principal amount stated in US dollars unless otherwise noted.

(b)   Scudder Cash Management QP Trust is managed by Deutsche Investment
      Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $6,124,919, which is 2.2% of total net assets.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e)   Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.


Currency Abbreviation
  EUR    Euro

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Plus Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder High Income Plus Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004